Segment Information (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Information
Number of reportable segments | segment	1
Non-current assets	$ 8,074,879	$ 28,718,502
PRC
Segment Information
Non-current assets	6,406,133	26,560,143
USA
Segment Information
Non-current assets	$ 1,668,746	$ 2,158,359